Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The Company’s condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These interim financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for a fair statement of the Company’s financial information. These interim results are not necessarily indicative of the results to be expected for the year ending December 31, 2025, or any other interim period or for any other future year. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the period ended December 31, 2024, included in the Company’s 2024 Annual Report filed within the Form C.

Going Concern

As of September 30, 2025, the Company has sold three stores and assembled one Company owned store which was operational on June 6, 2025 Since its inception, the Company has experienced recurring losses and, as of September 30, 2025, reported a working capital deficit of $1,408,859 and negative cash flows from operating activities for the nine-month period then ended. These matters raise substantial doubt about the Company’s ability to continue as a going concern. During the next twelve months, the Company intends to fund its operations with funds from revenue producing activities by fulfilling the pre order list along with exploring both additional equity and debt financing. If the Company cannot secure additional short-term capital, it may cease operations. These financial statements and related notes thereto do not include any adjustments that might result from these uncertainties.

Inventory

Inventories are stated at the lower of cost or estimated realizable value. The Company determines the cost of inventory using the first-in, first-out, or FIFO, method. The Company capitalizes inventory costs associated with the Company’s product based on management’s judgment, future commercialization is considered probable, and the future economic benefit is expected to be realized; otherwise, such costs are expensed as research and development. The following table illustrates inventory as of September 30, 2025, and December 31, 2024:

	September 30, 2025	December 31, 2024
Raw material	1,442,605	751,574
Work in progress	-	148,969
Inventory	$1,442,605	$900,543

Inventory consists primarily of raw materials, purchased components, subassemblies, and robotic units. Work in process includes partially assembled robotic systems and artificial intelligence hardware integrated with proprietary software that are in various stages of completion.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the financial statements and footnotes thereto. Actual results could materially differ from these estimates. It is reasonably possible that changes in estimates will occur in the near term.

Significant estimates used in the preparation of the accompanying financial statements include recording of convertible notes, depreciation and amortization based on estimated useful lives of property and equipment and the fair value of shares issued for compensation.

Risks and Uncertainties

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Management’s estimates and assumptions include, but are not limited to, estimating the fair value of consideration of acquisitions, the accounting for business combinations and allocating purchase price, valuation and estimating the useful life of identifiable intangible assets, valuation of goodwill, estimates used for forecast in business combinations, allowance for credit losses, financial instruments recorded at a fair value on a recurring basis, revenue recognition from store and product sales, collectability of accounts receivable and loans receivable, valuation of convertible note payable, fair value of consideration transferred for equity method investments and joint ventures, fair value of assets and liabilities assumed in acquisitions, valuation of stock-based awards, salvage values and estimated useful lives of property and equipment, valuation of deferred taxes and uncertain tax positions, valuation of common stock and warrant liabilities, and other assumptions used to measure stock-based compensation, calculation of incremental borrowing rate, and estimates for transfers of investments and valuation of assets. Management’s estimates and assumptions are derived from and are continually evaluated based upon available information, judgment, and experience.

Cost of Goods Sold

Cost of Goods Sold (COGS) includes the purchase price of inventory, inbound freight, packaging materials, and costs associated with product assembly or customization. COGS is recorded at the time revenue is recognized, which typically coincides with the transfer of control of goods to the customer.

For service-based revenue streams, Cost of Goods Sold includes contractor and related expenses for customer support and implementation teams, third-party hosting and infrastructure costs, software license fees, and depreciation of systems used to deliver services.

Concentration of Credit Risk

The Company maintains its cash with a major financial institution located in the United States of America, which it believes to be credit worthy. The Federal Deposit Insurance Corporation insures balances up to $250,000. At times, the Company may maintain balances in excess of the federally insured limits. As of September 30, 2025, the Company has one bank account with $1,090,186 more than the federally insured limit. At December 31, 2024 the Company had $1,102,892 more than the federally insured limit.

Cash and Cash Equivalents

The Company considers short-term, highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of September 30, 2025, the Company had $1,340,186 cash on hand and no cash equivalents. At December 31, 2024, the Company had $1,352,892 of cash on hand and no cash equivalents.

Intercompany Transactions

The Company engages in transactions with its subsidiaries and other related entities as part of its normal business operations. These transactions are conducted on terms and conditions that are similar to those with third parties and are eliminated in preparing the consolidated financial statements.

Property and Equipment

Property and equipment is recorded at cost. Expenditures for renewals and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. Expenditures for maintenance and repairs are expensed as incurred. When equipment is retired or sold, the cost and related accumulated depreciation are eliminated from the balance sheet accounts and the resultant gain or loss is reflected in income. As of September 30, 2025, the Company had $701,633 of property and equipment, net. The Company had $109,664 of property and equipment, net at December 31, 2024.

Depreciation is provided using the straight-line method, based on useful lives of the assets, which the Company estimates is 5 years. The Company’s property and equipment is comprised of machinery and equipment and leasehold improvements whose useful life is the lesser of the remaining lease term or estimated useful life.

The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized as equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors. The Company had no impairment as of September 30, 2025.

The Company capitalizes the costs of constructing and preparing company-owned retail stores and display centers for their intended use. Capitalized costs include expenditures directly attributable to the acquisition, construction, and development of store locations, such as leasehold improvements, construction costs, architectural and design fees, furniture, fixtures, and equipment. Internal payroll and related costs that are directly associated with store development activities are also capitalized.

Once a store or display is placed into service, the assets are depreciated on a straight-line basis over their estimated useful lives, which generally range from five to seven years for furniture, fixtures, and equipment, and over the shorter of the useful life or lease term for leasehold improvements. Routine maintenance and repair costs are expensed as incurred.

If indicators of impairment are present, the Company evaluates company-owned stores or display centers for recoverability by comparing the carrying amount of the store assets to the estimated future undiscounted cash flows expected to be generated. If the carrying value exceeds expected cash flows, an impairment charge is recognized equal to the amount by which the carrying value exceeds fair value.

As of September 30, 2025, the net book value of capitalized company-owned store and display assets was $362,082, which is included in “Property and Equipment, net” on the consolidated balance sheets. There was $18,104 depreciation expense related to company-owned store assets/display centers for the three and nine months ended September 30, 2025 and no depreciation expense for the three and nine months ended September 30, 2024.

Depreciation expense for the three and nine months ended September 30, 2025, were $40,314 and $64,612 respectively. For the three and nine months ended September 30, 2024, depreciation expense was $11,575 and $34,725 respectively.

Deferred Revenue

Deferred revenue is a liability on the Company’s balance sheet that represents payment for preorders of the Company’s stores and for store sale not yet in production. Deferred revenue is recognized as earned revenue on the income statement as the good or service is delivered to the customer.

Customer Deposits

Customer deposits are recorded as a liability on the condensed consolidated balance sheets, as the Company has not yet transferred control of the promised goods or services to the customer in accordance with ASC 606, Revenue from Contracts with Customers. Upon satisfaction of the related performance obligations, these amounts will be recognized as revenue. Customer deposits are refundable until the underlying order is fulfilled.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. Fair value should be based on assumptions market participants would use when pricing an asset. U.S. GAAP provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Assets and liabilities that are required to be recorded at fair value on the balance sheet are categorized based on the inputs to valuation techniques as follows:

Level 1 –	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.

Level 3 –	Prices or valuation techniques requiring inputs that are both significant to the fair value measurement and unobservable.

Refer to Note 11 for liabilities measured at fair value at September 30, 2025, and December 31, 2024.

Revenue Recognition

The Company recognizes revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606 – Revenue from Contracts (“ASC 606”) using the 5 step process:

1)	Identify the contract with a customer.

2)	Identify the performance obligations in the contract.

3)	Determine the transaction price.

4)	Allocate the transaction price.

5)	Recognize revenue when the entity satisfies a performance obligation.

The Company’s primary sources of revenue are from the sale of Smart Stores and, once fully commercialized, recurring subscription fees for its SaaS platform and related maintenance and support services.

Smart Stores

A Smart Store includes embedded software and robotics that enable core operational functionality upon installation. Revenue from the sale of Smart Stores is recognized at a point in time, generally upon delivery when control of the Smart Store transfers to the customer. While customers typically enter into a SaaS subscription agreement in connection with the purchase of a Smart Store, the Smart Store itself is capable of operating without activation of the Company’s SaaS platform.

SaaS Services

The Company’s SaaS platform will provide customers with cloud-based inventory management, artificial intelligence–driven personalization, and autonomous operating functionality. The Company has concluded that SaaS services are a distinct performance obligation within the context of the contract. Because the SaaS platform has not yet been commercially deployed, the Company has not recognized any SaaS revenue to date. Once commercially deployed, SaaS revenue will be recognized ratably over the term of the subscription agreement, which is generally one year, as the services are provided. The Company has granted a temporary commercial waiver of SaaS consideration for up to twelve months for initial deployments and during this period the Company will not provide enhanced cloud-based functionality.

Introductory SaaS Concession Program

For its initial Smart Store deployments, the Company granted customers a temporary commercial waiver of SaaS subscription fees for up to twelve (12) months. During this introductory period, the Company has not activated the enhanced cloud-based SaaS functionality contemplated under the SaaS agreement, and the transaction price allocated to SaaS is therefore $0, consistent with ASC 606-10-32-2, 32-11, and 32-28. As a result, no SaaS revenue has been recognized for the periods presented. This introductory waiver applies only to SaaS services. Maintenance services require a separate contract and were not contracted for or billed, and accordingly no maintenance revenue has been recognized.

Maintenance and Support Services

Customers may elect to enter into maintenance and support agreements or alternatively request services from the Company on an ad hoc, pay-as-needed basis. Maintenance and support services, when provided under a contractual arrangement, are accounted for as a separate performance obligation and recognized ratably over the term of the contract. Maintenance services have not been provided to date and no revenue has been recognized for these services for the periods presented.

Licensing of Intellectual Property

At present, the Company does not license its intellectual property separately from Smart Store sales. Should the Company enter into licensing arrangements in the future, such arrangements will be evaluated to determine whether they provide a right to use or a right to access the Company’s intellectual property and revenue will be recognized accordingly.

The Company’s evaluation under ASC 606-10-25-19 through 25-22 determined that Smart Store’s and the SaaS platform are each capable of being distinct, as they are not highly interdependent nor do they represent a single combined output. As each contract is distinct from each other and stand alone, the Company has determined that each is a separate performance obligation and not bundled together. As noted above, the Company has not recognized revenue for SaaS services for the periods presented as the SaaS platform has not been commercially deployed. The Company expects to provide these services in the future and will recognize revenue over the service period in accordance with ASC 606. As noted above, the Company has not recognized revenue for maintenance services for the periods presented because such services were provided free of charge. Revenue is recognized at a point in time or over time, depending on the nature of the performance obligation.

The Company evaluated its contractual arrangements under ASC 606-10-25-19 through 25-22 and concluded that (i) Smart Store hardware, (ii) SaaS subscription services, and (iii) maintenance services each represent separate performance obligations. The Smart Store operates independently without SaaS activation, SaaS does not significantly modify or customize the hardware, and the promises are not highly interdependent or interrelated. Accordingly, Smart Store revenue is recognized at a point in time, while SaaS and maintenance revenues, once activated or contracted, will be recognized over time. For product sales, revenue is typically recognized at the point in time when control is transferred, which generally occurs upon shipment or delivery, depending on the terms of the contract.

The Company disaggregates revenue based on the nature of the goods or services, geographical region, and timing of revenue recognition, as presented below:

Three Months Ended September 30, 2025

Revenue Category	Timing of Recognition	Revenue
Store Sales	Point in Time	$250,000
Product Sales	Point in Time	$45,357
SaaS Revenue	Over Time	$-
Maintenance Revenue	Over Time	$-
Total		$295,357

Nine Months Ended September 30, 2025

Revenue Category	Timing of Recognition	Revenue
Store Sales	Point in Time	$750,000
Product Sales	Point in Time	$58,972
SaaS Revenue	Over Time	$-
Maintenance Revenue	Over Time	$-
Total		$808,972

There was no revenue for the three and nine months ended September 30, 2024.

Organizational Costs

In accordance with FASB ASC 720, organizational costs, including accounting fees, legal fee, and costs of incorporation, are expensed as incurred.

Advertising

The Company expenses advertising costs as they are incurred. All advertising expenses are in relation to the Company’s crowdfunding efforts (see Note 6). The Company incurred $237,531 and $248,626 in advertising expense for the three months ended September 30, 2025, and 2024, respectively. The Company incurred $641,894 and $730,226 advertising expense for the nine months ended September 30, 2025 and 2024, respectively

Research and Development

Research and development costs are charged to operations when incurred and are included in operating expenses. All research and development costs relate to developing our smart store technology. Costs incurred for the three months ended September 30, 2025, and 2024, were $93,438 and $286,121 respectively. For the nine months ended September 30, 2025, and 2024 costs incurred were $525,809 and $615,894 respectively.

The Company met the criteria for capitalization of costs related to products to be sold at the beginning of the fourth quarter of 2024. The smart store is ready for commercial production which is supported by conclusive design approvals, market testing, and validated production processes. Subsequent costs incurred to set up production and the transition to a commercial production phase began resulting in capitalization of product costs, rather than expensing them as research and development. See our inventory accounting policy for further information.

Share-Based Compensation

The Company recognizes expense for its share-based compensation based on the fair value of the awards at the time they are granted. For the purposes of estimating share-based compensation expense for these awards, the Company estimates the fair value of common stock issued at or near the date of grant using a combination of an income approach and a market approach under Section 409A of the United States Internal Revenue Code. Share-based compensation is included in general and administrative expenses. Refer to Note 8 for more information.

Convertible Notes

The Company has elected to account for all of its convertible notes using the fair value option in accordance with ASC 825.  Management has made this election in order to combine the accounting for the embedded derivative features created by the contingent call and put options within the Notes.  The aggregate unpaid principal balance of the 2024 and 2025 Notes is $4,000,000. The Company has recognized $12,899 and $78,313 in change in fair value of convertible debt associated with instrument-specific credit risk for the three and nine months ended September 30, 2025. There was $38,336 of change in fair value of convertible debt associated with instrument-specific credit risk for the three and nine months ended September 30, 2024. The fair value of the notes is determined based a combination of changes in the federal funds rate, as well as a Black Scholes model for the embedded derivative and is classified as level 3 within the fair value hierarchy. The fair value of the Convertible Notes may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of these liabilities. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

On August 15, 2025, per the terms of the convertible notes the Company has capitalized previously expensed interest to the carrying value of the convertible notes on the balance sheet in the amount of $266,442.

Based on the Company’s election of the fair value option, debt issuance costs of $100,000 were expensed immediately as part of interest expense. For more information, refer to Note 10 and Note 11.

Software Development Costs

The Company accounts for costs of computer software to be sold, leased, or otherwise marketed in accordance with ASC 985-20, Costs of Software to Be Sold, Leased, or Marketed. Software development costs incurred prior to the establishment of technological feasibility are expensed as incurred. Once technological feasibility is established, costs incurred in the development of the product are capitalized until the product is available for general release to customers.

Capitalized software costs are amortized over the estimated economic life of the related product, which generally ranges from five to seven years, using the greater of (i) the ratio of current period revenues to the total of current and anticipated future revenues for the product or (ii) the straight-line method. The Company evaluates capitalized software costs for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

As of September 30, 2025, capitalized software development costs totaled $229,691, which is incorporated in Property Plant and Equipment, net. There was $9,695 of amortization for the three or nine months ended September 30, 2025 and no amortization for the three and nine months ended September 30, 2024.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 requires annual and interim disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), the disclosure and description of other segment items, the inclusion of all current annual disclosures about a reportable segment in interim periods, allows for disclosure of multiple measures of a reportable segment’s profit or loss, requires disclosure of the CODM’s title and position, and requires a description of how the CODM uses reported measures in assessing the performance of reportable segments and in making decisions pertaining to allocation of resources. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company has adopted this standard. See Note 13 for further information.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires the annual disclosure of specific categories in the rate reconciliation and additional information for the reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The Company has assessed the implications of this ASU and determined that it does not materially affect the financial statements.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, that requires disclosures of disaggregated information about certain prescribed expense categories within relevant income statement expense captions. This standard is effective for annual reporting of fiscal years beginning after December 15, 2026, and for interim periods in the following year, with early adoption permitted. This standard should be applied prospectively, with retrospective application permitted. In January 2025 the FASB issued ASU 2025-01, which revised the effective date to December 15, 2027. We are currently evaluating the impact of adopting this standard on our disclosures.

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2024-04, Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarify the requirements related to accounting for the settlement of a debt as an induced conversion. ASU 2024-04 is intended to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20 for convertible debt instruments with cash conversion features and debt instruments that are not currently convertible. ASU 2024-04 is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. We are currently evaluating the impact of this ASU on our financial statements and disclosures.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Going Concern

As of December 31, 2024, the Company has developed its prototype, however, has not produced any revenue and will likely incur losses prior to achieving profitability. The Company has incurred losses since inception, has a working capital deficit, and negative cash flows from operations. These matters raise substantial doubt about the Company’s ability to continue as a going concern. During the next twelve months, the Company intends to fund its operations with funding from a crowdfunding campaign (see Note 6) and funds from revenue producing activities from fulfilling the pre order list. If the Company cannot secure additional short-term capital, it may cease operations. These financial statements and related notes thereto do not include any adjustments that might result from these uncertainties.

Inventory

Inventories are stated at the lower of cost or estimated realizable value. The Company determines the cost of inventory using the first-in, first-out, or FIFO, method. The Company capitalizes inventory costs associated with the Company’s product based on management’s judgment, future commercialization is considered probable, and the future economic benefit is expected to be realized; otherwise, such costs are expensed as research and development. The following table illustrates inventory as of December 31, 2024, and 2023:

	2024	2023
Raw material	751,574	—
Work in progress	148,969	—
Inventory	$900,543	$—

Inventory consists primarily of raw materials, purchased components, subassemblies, and finished robotic units. Work in process includes partially assembled robotic systems and artificial intelligence hardware integrated with proprietary software that are in various stages of completion.

Reclassification

Certain amounts reported in the prior year financial statements have been reclassified to conform to the current year’s presentation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the financial statements and footnotes thereto. Actual results could materially differ from these estimates. It is reasonably possible that changes in estimates will occur in the near term.

Significant estimates used in the preparation of the accompanying financial statements include recording of depreciation and amortization based on estimated useful lives of property and equipment and the fair value of shares issued for compensation.

Risks and Uncertainties

The Company has a limited operating history. The Company’s business and operations are sensitive to general business and economic conditions in the United States. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse conditions may include recession, downturn or otherwise, local competition or changes in consumer taste. These adverse conditions could affect the Company’s financial condition and the results of its operations.

Concentration of Credit Risk

The Company maintains its cash with a major financial institution located in the United States of America, which it believes to be credit worthy. The Federal Deposit Insurance Corporation insures balances up to $250,000. At times, the Company may maintain balances in excess of the federally insured limits.

Cash and Cash Equivalents

The Company considers short-term, highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of December 31, 2024, the Company had $1,352,892 cash on hand and no cash equivalents. At December 31, 2023 the Company had $46,760 of cash on hand and no cash equivalents.

Intercompany Transactions

The Company engages in transactions with its subsidiaries and other related entities as part of its normal business operations. These transactions are conducted on terms and conditions that are similar to those with third parties.

Property and Equipment

Property and equipment will be recorded at cost. Expenditures for renewals and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. Expenditures for maintenance and repairs are expensed as incurred. When equipment is retired or sold, the cost and related accumulated depreciation are eliminated from the balance sheet accounts and the resultant gain or loss is reflected in income. As of December 31, 2024, the Company had $109,664 of property and equipment, net.

Depreciation will be provided using the straight-line method, based on useful lives of the assets, which the Company estimates is 5 years. The Company’s property and equipment is comprised of machinery and equipment and leasehold improvements whose useful life is the lesser of the remaining lease term or estimated useful life.

The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized as equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors. The Company had no impairment as of December 31, 2024.

Depreciation expense for the year ended December 31, 2024, was $48,622 and $7,780 for the period from January 31, 2023 (inception) to December 31, 2023.

Deferred Revenue

Deferred revenue is a liability on the Company’s balance sheet that represents payment for preorders of the Company’s stores. Deferred revenue is recognized as earned revenue on the income statement as the good or service is delivered to the customer.

Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price) and such principles also establish a fair value hierarchy that prioritizes the inputs used to measure fair value using the following definitions (from highest to lowest priority):

Level 1 —	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 —	Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.

Level 3 —	Prices or valuation techniques requiring inputs that are both significant to the fair value measurement and unobservable.

Refer to Note 11 for liabilities measured at fair value at December 31, 2024 and there were none required for December 31, 2023.

Revenue Recognition

The Company recognizes revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606 — Revenue from Contracts (“ASC 606”) using the 5 step process:

1)	Identify the contract with a customer.

2)	Identify the performance obligations in the contract.

3)	Determine the transaction price.

4)	Allocate the transaction price.

5)	Recognize revenue when the entity satisfies a performance obligation.

For the periods presented in the financials, there was no revenue as the Company is still developing its product.

Organizational Costs

In accordance with FASB ASC 720, organizational costs, including accounting fees, legal fee, and costs of incorporation, are expensed as incurred.

Advertising

The Company expenses advertising costs as they are incurred. All advertising expenses are in relation to the Company’s crowdfunding efforts (see Note 6). The Company incurred $771,864 and $318,154 advertising expense for the year ended December 31, 2024, and for the period January 31, 2023 (inception) through December 31, 2023, respectively.

Research and Development

Research and development costs are charged to operations when incurred and are included in operating expenses. All research and development costs relate to developing our prototype smart store. Costs incurred for the year ended December 31, 2024, were $875,975. For the period January 31, 2023 (inception) through December 31, 2023, the Company incurred $114,649 of research and development expense.

The Company met the criteria for capitalization of costs related to products to be sold at the beginning of the fourth quarter of 2024. The smart store is ready for commercial production which is supported by conclusive design approvals, market testing, and validated production processes. Subsequent costs incurred to set up production and the transition to a commercial production phase began resulting in capitalization of product costs, rather than expensing them as research and development. See our inventory accounting policy for further information.

Share-Based Compensation

The Company recognizes expense for its share-based compensation based on the fair value of the awards at the time they are granted. For the purposes of estimating share-based compensation expense for these awards, the Company estimates the fair value of common stock issued at or near the date of grant using a combination of an income approach and a market approach under Section 409A of the United States Internal Revenue Code. Share-based compensation is included in general and administrative expenses. Refer to Note 8 for more information.

Convertible Notes

The Company has elected to account for all of its Notes using the fair value option in accordance with ASC 825. Management has made this election in order to combine the accounting for the embedded derivative features created by the contingent call and put options within the Notes. The aggregate unpaid principal balance of the 2024 Notes is $3,250,000. There were no convertible notes in 2023. The Company has recognized $192,797 in change in fair value of convertible debt associated with instrument-specific credit risk for the year ended December 31, 2024. There was no unrealized gain or loss for the year ended December 31, 2024. The fair value of the notes is determined based a combination of changes in the federal funds rate, as well as a Black Scholes model for the embedded derivative and is classified as level 3 within the fair value hierarchy. The fair value of the Convertible Notes may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of these liabilities. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

Based on the Company’s election of the fair value option, debt issuance costs of $100,000 were expensed immediately. For more information, refer to Note 10 and Note 11.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 requires annual and interim disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), the disclosure and description of other segment items, the inclusion of all current annual disclosures about a reportable segment in interim periods, allows for disclosure of multiple measures of a reportable segment’s profit or loss, requires disclosure of the CODM’s title and position, and requires a description of how the CODM uses reported measures in assessing the performance of reportable segments and in making decisions pertaining to allocation of resources. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company has adopted this standard. See Note 13 for further information.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires the annual disclosure of specific categories in the rate reconciliation and additional information for the reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, that requires disclosures of disaggregated information about certain prescribed expense categories within relevant income statement expense captions. This standard is effective for annual reporting of fiscal years beginning after December 15, 2026, and for interim periods in the following year, with early adoption permitted. This standard should be applied prospectively, with retrospective application permitted. In January 2025 the FASB issued ASU 2025-01, which revised the effective date to December 15, 2027. We are currently evaluating the impact of adopting this standard on our disclosures.

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2024-04, Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarify the requirements related to accounting for the settlement of a debt as an induced conversion. ASU 2024-04 is intended to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20 for convertible debt instruments with cash conversion features and debt instruments that are not currently convertible. ASU 2024-04 is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. We are currently evaluating the impact of this ASU on our financial statements and disclosures.

Restatement of Previously Issued Consolidated Financial Statements

While preparing its year end December 31, 2024 financials, the Company identified an omission (the “Omission”) in the Company’s historical consolidated financial statements for the year ended December 31, 2024 and for the period January 31, 2023 (inception) to December 31, 2023. The Company has since added earnings per share and weighted average common shares outstanding presentation to the statement of operations for the year ended December 31, 2024 and the period January 31, 2023 (inception) to December 31, 2023. We have also updated our footnotes to include an earnings per share disclosure (note 14) and further disclosure for both share based compensation (note 8) and inventory (note 2) policies. There were no material changes to the financials as a result of this omission.